Risk management - Most important interest rate and credit spread sensitivities at year-end (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest Rate [(BPV) [member] | Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	€ (787)	€ (740)
Interest Rate [(BPV) [member] | US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(319)	(325)
Interest Rate [(BPV) [member] | Russian Rouble [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(120)	(105)
Interest Rate [(BPV) [member] | Great-Britain Pound [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(86)	(68)
Interest Rate [(BPV) [member] | Australia, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(64)	(31)
Credit spread (CS01) [member] | USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	134	360
Credit spread (CS01) [member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(129)	163
Credit spread (CS01) [member] | France [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	118	117
Credit spread (CS01) [member] | Russian Federation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	115	73
Credit spread (CS01) [member] | United Kingdom [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	50	72
Credit spread (CS01) [member] | Corporate Segment [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	462	626
Credit spread (CS01) [member] | Corporate Segment [Member] | 1 (AAA) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	1
Credit spread (CS01) [member] | Corporate Segment [Member] | 2-4 (AA) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	(15)
Credit spread (CS01) [member] | Corporate Segment [Member] | 5-7 (A) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	80	143
Credit spread (CS01) [member] | Corporate Segment [Member] | 8-10 (BBB) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	301	273
Credit spread (CS01) [member] | Corporate Segment [Member] | 11-13 (BB) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	55	148
Credit spread (CS01) [member] | Corporate Segment [Member] | 14-16 (B) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	18	51
Credit spread (CS01) [member] | Corporate Segment [Member] | 17-22 (CCC and NPL) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	26
Credit spread (CS01) [member] | Corporate Segment [Member] | Not rated [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1
Credit spread (CS01) [member] | Financial institutions [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(158)	(21)
Credit spread (CS01) [member] | Financial institutions [Member] | 1 (AAA) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(4)	(1)
Credit spread (CS01) [member] | Financial institutions [Member] | 2-4 (AA) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(120)	(63)
Credit spread (CS01) [member] | Financial institutions [Member] | 5-7 (A) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(14)	32
Credit spread (CS01) [member] | Financial institutions [Member] | 8-10 (BBB) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(14)	1
Credit spread (CS01) [member] | Financial institutions [Member] | 11-13 (BB) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		9
Credit spread (CS01) [member] | Financial institutions [Member] | 14-16 (B) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	€ (6)	€ 1